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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 5.1%
Automobiles — 0.4%
	Nissan Motor Co., Ltd.	1,330,900	4,443,721
	Renault SA	125,200	2,764,704
Automobiles Total			7,208,425
Household Durables — 1.1%
	Sony Corp.	897,900	17,429,765
Household Durables Total			17,429,765
Media — 1.7%
	British Sky Broadcasting Group PLC	1,083,100	7,398,091
	ITV PLC	37,586,400	20,740,559
Media Total			28,138,650
Multiline Retail — 1.0%
	Marks & Spencer Group PLC, ADR	2,485,740	17,221,207
Multiline Retail Total			17,221,207
Specialty Retail — 0.9%
	Kingfisher PLC	7,819,700	14,384,875
Specialty Retail Total			14,384,875
CONSUMER DISCRETIONARY TOTAL			84,382,922
CONSUMER STAPLES — 9.6%
Food & Staples Retailing — 7.4%
	Carrefour SA	891,160	33,597,469
	Koninklijke Ahold NV	3,259,532	36,372,087
	Seven & I Holdings Co., Ltd.	694,900	19,678,580
	Wm. Morrison Supermarkets PLC	9,146,065	34,148,383
Food & Staples Retailing Total			123,796,519
Food Products — 2.2%
	Unilever NV	1,536,504	35,916,403
Food Products Total			35,916,403
CONSUMER STAPLES TOTAL			159,712,922
FINANCIALS — 18.4%
Commercial Banks — 11.4%
	Barclays PLC (a)	4,818,407	12,680,598
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,384,450
	Credit Agricole SA(b)	239,032	2,648,953
	Credit Agricole SA	717,100	8,021,770
	HSBC Holdings PLC	1,980,044	21,589,080
	Hypo Real Estate Holding AG, ADR	253,261	890,187
	Intesa Sanpaolo SpA (a)	8,435,186	25,497,665
	Mitsubishi UFJ Financial Group, Inc.	7,873,531	43,052,403
	Mizuho Financial Group, Inc.	15,183	39,997,954

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Natixis (b)	3,244,946	6,560,632
	Natixis	2,080,100	4,242,427
	Royal Bank of Scotland Group PLC, ADR	20,467	359,810
	Royal Bank of Scotland Group PLC(b)	416,280	352,131
	Royal Bank of Scotland Group PLC	681,186	584,738
	San-In Godo Bank Ltd.	233,000	1,702,624
	Sumitomo Mitsui Financial Group, Inc.	2,501	9,176,706
	Yamaguchi Financial Group, Inc.	754,000	7,107,678
Commercial Banks Total			189,849,806
Consumer Finance — 1.0%
	Aiful Corp.	2,149,600	5,504,833
	Takefuji Corp.	1,689,230	11,872,044
Consumer Finance Total			17,376,877
Insurance — 6.0%
	Aegon NV	5,311,757	25,270,228
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,703,000	40,399,353
	Sompo Japan Insurance, Inc.	832,000	4,823,382
	Tokio Marine Holdings, Inc.	1,021,900	24,877,567
	XL Capital Ltd., Class A	880,000	4,426,400
Insurance Total			99,796,930
FINANCIALS TOTAL			307,023,613
HEALTH CARE — 17.3%
Pharmaceuticals — 17.3%
	AstraZeneca PLC	1,416,085	53,609,471
	Daiichi Sankyo Co., Ltd.	852,600	17,565,739
	GlaxoSmithKline PLC	2,911,948	50,539,852
	Ono Pharmaceutical Co., Ltd.	1,486,700	65,585,092
	Sanofi-Aventis SA	1,212,986	67,283,652
	Taisho Pharmaceutical Co., Ltd.	382,000	6,838,423
	Takeda Pharmaceutical Co., Ltd.	565,400	27,323,613
Pharmaceuticals Total			288,745,842
HEALTH CARE TOTAL			288,745,842
INDUSTRIALS — 1.1%
Commercial Services & Supplies — 1.1%
	Contax Participacoes SA, ADR	2,827,200	2,125,206

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
Dai Nippon Printing Co., Ltd.	1,555,000	16,459,715
Commercial Services & Supplies Total		18,584,921
INDUSTRIALS TOTAL		18,584,921
INFORMATION TECHNOLOGY — 13.7%
Communications Equipment — 4.2%
Alcatel-Lucent (a)	9,071,300	19,310,783
Nortel Networks Corp. (a)	1,592,130	907,514
Telefonaktiebolaget LM Ericsson, Class B	6,990,668	49,720,673
Communications Equipment Total		69,938,970
Computers & Peripherals — 0.7%
NEC Corp.	3,879,000	10,911,121
Computers & Peripherals Total		10,911,121
Electronic Equipment & Instruments — 3.5%
FUJIFILM Holdings Corp.	693,405	16,771,178
Hitachi Ltd.	3,889,000	18,030,308
TDK Corp.	185,000	6,272,486
Tyco Electronics Ltd.	1,038,543	17,115,189
Electronic Equipment & Instruments Total		58,189,161
Semiconductors & Semiconductor Equipment — 5.3%
Infineon Technologies AG (a)	1,748,573	4,152,523
Qimonda AG, ADR (a)	861,840	163,750
Rohm Co., Ltd.	725,400	34,610,769
STMicroelectronics NV	4,215,100	27,754,131
United Microelectronics Corp.	90,032,817	22,080,810
Semiconductors & Semiconductor Equipment Total		88,761,983
INFORMATION TECHNOLOGY TOTAL		227,801,235
MATERIALS — 1.2%
Chemicals — 1.2%
Akzo Nobel NV	564,100	19,270,172
Chemicals Total		19,270,172
MATERIALS TOTAL		19,270,172
TELECOMMUNICATION SERVICES — 28.5%
Diversified Telecommunication Services — 25.6%
Brasil Telecom Participacoes SA, ADR	314,523	13,014,962
Deutsche Telekom AG, Registered Shares	4,885,600	67,987,570
France Telecom SA	1,698,812	43,841,242
KT Corp., ADR	1,730,090	19,619,221
Nippon Telegraph & Telephone Corp.	13,559	59,006,667

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Portugal Telecom SGPS SA, ADR	5,584,476	41,492,657
	Swisscom AG, ADR	1,367,800	39,103,350
	Tele Norte Leste Participacoes SA, ADR	2,264,400	33,241,392
	Telecom Corp. of New Zealand Ltd., ADR	2,168,604	14,638,077
	Telecom Italia SpA	16,491,810	22,536,090
	Telecom Italia SpA, Savings Shares	10,039,010	8,609,259
	Telefonica SA, ADR	362,381	22,119,736
	Telefonos de Mexico SA de CV, ADR, Class L	1,405,640	24,401,910
	Telmex Internacional SAB de CV, ADR	1,613,640	15,636,172
Diversified Telecommunication Services Total			425,248,305
Wireless Telecommunication Services — 2.9%
	SK Telecom Co. Ltd., ADR	1,267,039	20,538,702
	SK Telecom Co., Ltd.	160,077	23,567,265
	Telemig Celular Participacoes SA	20,203	634,374
	Tim Participacoes SA, ADR	127,738	2,197,094
	Vivo Participacoes SA, ADR (a)	172,874	2,145,366
Wireless Telecommunication Services Total			49,082,801
TELECOMMUNICATION SERVICES TOTAL			474,331,106
UTILITIES — 4.5%
Electric Utilities — 4.5%
	Centrais Electricas Brasileiras SA, ADR	3,511,667	40,921,807
	Korea Electric Power Corp., ADR	3,610,950	33,581,835
Electric Utilities Total			74,503,642
UTILITIES TOTAL			74,503,642
	Total Common Stocks (cost of $2,662,421,956)		1,654,356,375

Value ($)
Total Investments — 99.4% (cost of $2,662,421,956)(c)(d)	1,654,356,375

Other Assets & Liabilities, Net — 0.6%	9,794,300

Net Assets — 100.0%	1,664,150,675

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$305,337,510	$—
	Level 2 — Other Significant Observable Inputs	1,349,018,865	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,654,356,375	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $9,561,716 which represents 0.6% of net assets.

(c)	Cost for federal income tax purposes is $2,662,421,956.

(d)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$129,145,968	$(1,137,211,549)	$(1,008,065,581)

Acronym	Name

ADR	American Depositary Receipt

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2009